Cover Cover	Aug. 27, 2020	Aug. 11, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 27, 2020
Entity Registrant Name	Veoneer, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38471
Entity Tax Identification Number	82-3720890
Entity Address, Address Line One	Klarabergsviadukten 70, Section C
Entity Address, Address Line Two	6th Floor SE-111 64
Entity Address, Address Line Three	Box 13089
Entity Address, Postal Zip Code	SE-10302
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
City Area Code	+46
Local Phone Number	8 527 762 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	VNE
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001733186